September 27, 2007



U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:  VANGUARD VALLEY FORGE FUNDS (THE TRUST)
     FILE NO.   33-48863
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Commissioners:

Enclosed is the 32nd Post-Effective Amendment to the Registration Statement of the Trust on Form N-1A, which we are filing pursuant to Rule 485(a) under the Securities Act of 1933. The purpose of this Amendment is to introduce three new series to the Trust: Vanguard Managed Payout Real Growth Fund, Vanguard Managed Payout Moderate Growth Fund, and Vanguard Managed Payout Capital Preservation Fund, each of which will offer an Investor Shares class. In addition, Vanguard has changed the registrant name of the Vanguard Balanced Index Funds to Vanguard Valley Forge Funds. The outside front cover of the Fund's prospectus will include the pre-effective language required by Rule 481(b)(2).

Pursuant to the requirements of Rule 485(a)(2),we have designated an effective date of December 11, 2007 for this amendment. Vanguard will be submitting a Rule 485(b) filing which will include text addressing any SEC comments. Pursuant to Rule 485(d)(2), Vanguard will designate the same effective date for the Rule 485(b) filing, so it goes effective concurrently with this Rule 485(a) filing on December 11, 2007.

Please contact me at (610) 669-6893 with any questions or comments that you have concerning the enclosed Amendment.



Sincerely,




Edward C. Delk
Principal

The Vanguard Group, Inc.



Enclosures

cc: Christian Sandoe, Esq.
    U.S. Securities and Exchange Commission